Annual Total Returns [BarChart] - Harbor Money Market Fund - Institutional Class	Mar. 01, 2021
Bar Chart Table:
2011	0.09%
2012	0.10%
2013	0.08%
2014	0.06%
2015	0.09%
2016	0.35%
2017	0.85%
2018	1.60%
2019	1.91%
2020	0.41%